Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Warrant Activity
A summary of warrant activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2014	5,099,528	$10.08
Issued	826,284	6.00
Exercised	(23,256)	4.08
Expired	(426,750)	39.36
Outstanding — March 31, 2015	5,475,806	7.20
Issued	7,513,768	3.68
Exercised	(49,339)	2.40
Expired	(1,786,367)	9.28
Outstanding — March 31, 2016	11,153,868	$4.50	3.7	$3,800
Vested (exercisable) — March 31, 2016	11,153,868	$4.50	3.7	$3,800

(1)	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of the Company’s common stock on March 31, 2016, which was $2.03 per share.

Schedule of Fair Value Assumptions of Stock Options
The fair value of each option grant was estimated on the date of grant using Black-Scholes with the following assumptions:

	March 31,
	2016	2015
Expected life (years)	5.2 – 6.4	1.5 – 6.1
Risk-free interest rate	1.30% - 1.93%	0.31% - 2.03%
Volatility	116% - 122%	103% - 128%
Dividend yield	0%	0%

Schedule of Stock Option Activity
A summary of stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price/Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (1)
Outstanding — March 31, 2014	991,183	$4.20
Granted (weighted-average fair value of $4.20 per share)	955,199	4.92
Exercised	(657)	3.24
Forfeited	(150,130)	4.56
Expired	(1,850)	27.48
Outstanding — March 31, 2015	1,793,745	$4.56
Granted (weighted-average fair value of $2.83 per share)	2,536,968	4.49
Exercised	(4,601)	2.47
Forfeited	(322,760)	4.37
Expired	(4,027)	5.55
Outstanding — March 31, 2016	3,999,325	$4.44	8.4	$135,600
Vested (exercisable) — March 31, 2016	1,333,944	$4.41	7.1	$—
Expected to vest after March 31, 2016 (unexercisable)	2,665,381	$4.45	3.0	$135,600

(1)	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of the common stock on March 31, 2016, which was $2.03 per share.

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Information by Exercise Price Range
The following table summarizes information with respect to stock options outstanding and exercisable at March 31, 2016:

Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$1.08 – 2.66	331,687	7.5	$1.82	156,254	$2.32
$3.00 – 3.96	1,430,798	8.5	$3.14	521,916	$3.21
$4.32 – 4.92	759,506	8.4	$4.75	281,164	$4.71
$5.00 – 6.36	953,344	8.9	$5.05	206,780	$5.15
$7.80 – 7.92	507,554	8.2	$7.81	151,394	$7.84
$10.32 – 99.60	16,436	4.7	$16.43	16,436	$16.43
	3,999,325			1,333,944

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Assumptions of Stock Options
During the years ended March 31, 2016 and 2015, the fair value of each warrant grant was estimated on the date of grant using Black-Scholes with the following assumptions:

	March 31,
	2016	2015
Expected life (years)	3.1 – 5.2	3.0 – 7.0
Risk-free interest rate	0.99% - 1.73%	1.07% - 2.00%
Volatility	99% - 121%	117% - 125%
Dividend yield	0%	0%

Schedule of Information by Exercise Price Range
The following table summarizes information with respect to warrants outstanding and exercisable at March 31, 2016:

Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$1.88 – 2.40	174,187	2.4	$2.30	174,187	$2.30
$3.48 – 3.57	7,096,524	4.3	$3.57	7,096,524	$3.57
$4.44 – 4.47	1,780,634	2.6	$4.44	1,780,634	$4.44
$5.88 – 6.00	1,242,517	3.9	$5.99	1,242,517	$5.99
$8.28 – 16.56	837,609	0.9	$8.29	837,609	$8.29
$33.60 – 129.60	22,397	1.5	$98.70	22,397	$98.70
	11,153,868			11,153,868